Shareowners' Equity (Noncontrolling Interests) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Changes To Noncontrolling Interest
Beginning balance		$ 6,217	[1]	$ 5,444	[1]	$ 1,696
Net earnings		183		298		223
GECC issuance of preferred stock		0		990		3,960
GECC preferred stock dividend		(322)		(298)		(123)
Dividends		(74)		(80)		(42)
Dispositions		(81)		(175)		0
Synchrony Financial		2,393		0		0
AOCI and other		358		38		(270)
Ending balance	[1]	8,674		6,217		$ 5,444
Other noncontrolling interests in consolidated affiliates
Changes To Noncontrolling Interest
Synchrony Financial		2,531		0
AOCI and other		1,193		1,267
GECC preferred stock
Changes To Noncontrolling Interest
GECC issuance of preferred stock		$ 4,950		$ 4,950

[1]	(c) Included AOCI attributable to noncontrolling interests of $ (194) million and $ (180) million at December 31, 2014 and 2013 , respectively.